SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - SELLING, MARKETING AND ADMINISTRATIVE EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Research and development costs	$ 45,850	$ 47,268	$ 49,281
Advertising expense	541,293	521,479	$ 561,644
Prepaid advertising expense	$ 56	$ 651